UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Stock Index Fund
September 30, 2012 (Unaudited)

Common Stocks--99.2%	Shares		Value ($)
Automobiles & Components--.6%
BorgWarner	15,012	a	1,037,479
Ford Motor	514,274		5,070,742
Goodyear Tire & Rubber	35,614	a	434,135
Harley-Davidson	30,163		1,278,006
Johnson Controls	92,958		2,547,049
			10,367,411
Banks--2.9%
BB&T	94,045		3,118,532
Comerica	27,721		860,737
Fifth Third Bancorp	125,934		1,953,236
First Horizon National	34,481		332,052
Hudson City Bancorp	64,738		515,314
Huntington Bancshares	111,419		768,791
KeyCorp	132,150		1,154,991
M&T Bank	16,879		1,606,206
People's United Financial	50,663		615,049
PNC Financial Services Group	71,308		4,499,535
Regions Financial	190,572		1,374,024
SunTrust Banks	71,489		2,020,994
U.S. Bancorp	256,121		8,784,950
Wells Fargo & Co.	668,527		23,084,237
Zions Bancorporation	25,036		517,119
			51,205,767
Capital Goods--7.7%
3M	86,566		8,000,430
Boeing	92,100		6,412,002
Caterpillar	88,813		7,641,471
Cooper Industries	21,227		1,593,299
Cummins	24,099		2,222,169
Danaher	79,387		4,378,193
Deere & Co.	53,273		4,394,490

Dover	24,214		1,440,491
Eaton	45,049	b	2,129,016
Emerson Electric	99,319		4,794,128
Fastenal	36,682		1,576,959
Flowserve	7,241		924,965
Fluor	22,639		1,274,123
General Dynamics	45,126		2,983,731
General Electric	1,435,781		32,606,587
Honeywell International	106,122		6,340,790
Illinois Tool Works	58,720		3,492,078
Ingersoll-Rand	39,300		1,761,426
Jacobs Engineering Group	17,975	a	726,729
Joy Global	14,661		821,896
L-3 Communications Holdings	13,187		945,640
Lockheed Martin	35,978		3,359,626
Masco	47,940		721,497
Northrop Grumman	33,994		2,258,221
PACCAR	48,050		1,923,201
Pall	15,361		975,270
Parker Hannifin	20,267		1,693,916
Precision Castparts	19,595		3,200,647
Quanta Services	28,332	a	699,800
Raytheon	45,804		2,618,157
Rockwell Automation	19,101		1,328,475
Rockwell Collins	19,872		1,065,934
Roper Industries	13,440		1,476,922
Snap-on	8,436		606,295
Stanley Black & Decker	22,391		1,707,314
Textron	36,395		952,457
Tyco International	62,300		3,504,998
United Technologies	114,162		8,937,743
W.W. Grainger	8,403		1,750,933
Xylem	25,459		640,294
			135,882,313
Commercial & Professional Services--.5%
Avery Dennison	13,279		422,538
Cintas	14,764		611,968
Dun & Bradstreet	6,630		527,881

Equifax	16,918		788,040
Iron Mountain	20,592		702,393
Pitney Bowes	27,570	b	381,017
R.R. Donnelley & Sons	25,681	b	272,219
Republic Services	42,103		1,158,254
Robert Half International	18,973		505,251
Stericycle	11,032	a	998,617
Waste Management	59,284		1,901,831
			8,270,009
Consumer Durables & Apparel--1.0%
Coach	38,340		2,147,807
D.R. Horton	35,504		732,803
Fossil	7,038	a	596,119
Harman International Industries	9,916		457,723
Hasbro	16,061	b	613,048
Leggett & Platt	19,083	b	478,029
Lennar, Cl. A	22,486	b	781,838
Mattel	46,381		1,645,598
Newell Rubbermaid	40,792		778,719
NIKE, Cl. B	49,655		4,712,756
Pulte Group	44,106	a	683,643
Ralph Lauren	8,310		1,256,721
VF	11,948		1,904,033
Whirlpool	10,526		872,711
			17,661,548
Consumer Services--1.9%
Apollo Group, Cl. A	14,827	a	430,724
Carnival	60,910		2,219,560
Chipotle Mexican Grill	4,198	a	1,333,033
Darden Restaurants	17,860	b	995,695
H&R Block	37,117		643,238
International Game Technology	39,962		523,103
Marriott International, Cl. A	34,251		1,339,214
McDonald's	137,032		12,572,686
Starbucks	103,321		5,243,541
Starwood Hotels & Resorts
Worldwide	26,487	c	1,535,187
Wyndham Worldwide	20,297		1,065,187

Wynn Resorts	10,674		1,232,207
Yum! Brands	62,224		4,127,940
			33,261,315
Diversified Financials--5.7%
American Express	134,134		7,626,859
Ameriprise Financial	28,668		1,625,189
Bank of America	1,465,335		12,938,908
Bank of New York Mellon	161,077		3,643,562
BlackRock	17,228		3,071,752
Capital One Financial	78,334		4,465,821
Charles Schwab	148,890		1,904,303
Citigroup	398,728		13,046,380
CME Group	41,632		2,385,514
Discover Financial Services	71,382		2,836,007
E*TRADE Financial	31,226	a	275,101
Federated Investors, Cl. B	12,874	b	266,363
Franklin Resources	19,197		2,400,969
Goldman Sachs Group	61,340		6,973,131
IntercontinentalExchange	9,937	a	1,325,695
Invesco	60,804		1,519,492
JPMorgan Chase & Co.	516,534		20,909,296
Legg Mason	18,302		451,693
Leucadia National	28,195		641,436
Moody's	26,189		1,156,768
Morgan Stanley	188,228		3,150,937
NASDAQ OMX Group	16,720		389,492
Northern Trust	29,797		1,383,028
NYSE Euronext	34,466		849,587
SLM	63,886		1,004,288
State Street	65,804		2,761,136
T. Rowe Price Group	34,117		2,159,606
			101,162,313
Energy--11.2%
Alpha Natural Resources	30,386	a	199,636
Anadarko Petroleum	67,402		4,712,748
Apache	52,788		4,564,578
Baker Hughes	59,743		2,702,176
Cabot Oil & Gas	28,588		1,283,601

Cameron International	32,535	a	1,824,237
Chesapeake Energy	70,773	b	1,335,487
Chevron	266,346		31,045,290
ConocoPhillips	165,221		9,447,337
CONSOL Energy	31,076		933,834
Denbury Resources	51,990	a	840,158
Devon Energy	51,190		3,096,995
Diamond Offshore Drilling	9,883	b	650,400
Ensco, Cl. A	31,217		1,703,200
EOG Resources	36,349		4,072,905
EQT	20,214		1,192,626
Exxon Mobil	627,753		57,408,012
FMC Technologies	32,088	a	1,485,674
Halliburton	124,704		4,201,278
Helmerich & Payne	14,963		712,388
Hess	40,160		2,157,395
Kinder Morgan	76,551		2,719,092
Marathon Oil	94,959		2,807,938
Marathon Petroleum	46,781		2,553,775
Murphy Oil	25,992		1,395,510
Nabors Industries	41,237	a	578,555
National Oilwell Varco	57,335		4,593,107
Newfield Exploration	18,177	a	569,304
Noble	34,686	a	1,241,065
Noble Energy	23,999		2,224,947
Occidental Petroleum	110,121		9,477,013
Peabody Energy	36,868		821,788
Pentair	12,474		555,218
Phillips 66	84,638		3,924,664
Pioneer Natural Resources	16,277		1,699,319
QEP Resources	24,072		762,120
Range Resources	21,759		1,520,301
Rowan Companies, Cl. A	16,543	a	558,657
Schlumberger	180,439		13,051,153
Southwestern Energy	47,856	a	1,664,432
Spectra Energy	88,741		2,605,436
Sunoco	14,278	b	668,639
Tesoro	20,257		848,768

Valero Energy	74,665		2,365,387
Williams	84,458		2,953,496
WPX Energy	26,988		447,731
			198,177,370
Food & Staples Retailing--2.4%
Costco Wholesale	58,827		5,890,053
CVS Caremark	173,367		8,394,430
Kroger	74,101		1,744,338
Safeway	32,833	b	528,283
Sysco	78,727		2,461,793
Wal-Mart Stores	228,604		16,870,975
Walgreen	118,039		4,301,341
Whole Foods Market	23,316		2,270,978
			42,462,191
Food, Beverage & Tobacco--6.0%
Altria Group	275,071		9,184,621
Archer-Daniels-Midland	89,224		2,425,108
Beam	21,063		1,211,965
Brown-Forman, Cl. B	19,900		1,298,475
Campbell Soup	23,038	b	802,183
Coca-Cola	531,090		20,144,244
Coca-Cola Enterprises	37,686		1,178,441
ConAgra Foods	57,156		1,576,934
Constellation Brands, Cl. A	20,043	a	648,391
Dean Foods	25,870	a	422,975
Dr. Pepper Snapple Group	29,303		1,304,863
General Mills	87,016		3,467,588
H.J. Heinz	43,076		2,410,102
Hershey	20,939		1,484,366
Hormel Foods	18,619		544,420
J.M. Smucker	15,377		1,327,496
Kellogg	33,110		1,710,463
Kraft Foods, Cl. A	241,292		9,977,424
Lorillard	17,781		2,070,597
McCormick & Co.	17,744		1,100,838
Mead Johnson Nutrition	27,870		2,042,314
Molson Coors Brewing, Cl. B	22,078		994,614
Monster Beverage	20,708	a	1,121,545

PepsiCo	211,346		14,956,956
Philip Morris International	229,250		20,618,745
Reynolds American	44,223		1,916,625
Tyson Foods, Cl. A	40,812		653,808
			106,596,101
Health Care Equipment & Services--3.8%
Aetna	45,465		1,800,414
AmerisourceBergen	34,018		1,316,837
Baxter International	74,485		4,488,466
Becton Dickinson & Co.	27,451		2,156,551
Boston Scientific	194,066	a	1,113,939
C.R. Bard	10,612		1,110,546
Cardinal Health	46,892		1,827,381
CareFusion	31,292	a	888,380
Cerner	19,568	a	1,514,759
Cigna	39,470		1,861,800
Coventry Health Care	18,222		759,675
Covidien	65,262		3,877,868
DaVita	11,592	a	1,201,047
DENTSPLY International	19,644		749,222
Edwards Lifesciences	15,486	a	1,662,732
Express Scripts Holding	110,205	a	6,906,547
Humana	21,715		1,523,307
Intuitive Surgical	5,363	a	2,658,064
Laboratory Corp. of America
Holdings	12,716	a	1,175,849
McKesson	31,931		2,747,024
Medtronic	138,746		5,982,728
Patterson	11,346		388,487
Quest Diagnostics	21,325		1,352,645
St. Jude Medical	43,102		1,815,887
Stryker	39,362		2,190,889
Tenet Healthcare	52,212	a	327,369
UnitedHealth Group	140,262		7,771,917
Varian Medical Systems	15,587	a	940,208
WellPoint	45,188		2,621,356
Zimmer Holdings	23,489		1,588,326
			66,320,220

Household & Personal Products--2.3%
Avon Products	59,016		941,305
Clorox	17,355		1,250,428
Colgate-Palmolive	60,655		6,503,429
Estee Lauder, Cl. A	32,607		2,007,613
Kimberly-Clark	53,185		4,562,209
Procter & Gamble	374,476		25,973,655
			41,238,639
Insurance--3.8%
ACE	45,500		3,439,800
Aflac	63,650		3,047,562
Allstate	67,100		2,657,831
American International Group	157,400	a	5,161,146
Aon	43,761		2,288,263
Assurant	11,443		426,824
Berkshire Hathaway, Cl. B	249,125	a	21,972,825
Chubb	36,537		2,787,042
Cincinnati Financial	19,911		754,428
Genworth Financial, Cl. A	68,350	a	357,471
Hartford Financial Services Group	58,898		1,144,977
Lincoln National	37,990		918,978
Loews	42,469		1,752,271
Marsh & McLennan	73,194		2,483,472
MetLife	143,398		4,941,495
Principal Financial Group	37,760		1,017,254
Progressive	76,271		1,581,861
Prudential Financial	63,497		3,461,221
Torchmark	13,886		713,046
Travelers	53,048		3,621,056
Unum Group	38,728		744,352
XL Group	42,023		1,009,813
			66,282,988
Materials--3.5%
Air Products & Chemicals	28,383		2,347,274
Airgas	9,628		792,384
Alcoa	147,323		1,303,809
Allegheny Technologies	13,887		442,995
Ball	20,771		878,821

Bemis	14,387		452,759
CF Industries Holdings	8,652		1,922,820
Cliffs Natural Resources	19,020	b	744,253
Dow Chemical	162,874		4,716,831
E.I. du Pont de Nemours & Co.	126,152		6,341,661
Eastman Chemical	20,736		1,182,159
Ecolab	35,834		2,322,402
FMC	18,626		1,031,508
Freeport-McMoRan Copper & Gold	128,147		5,072,058
International Flavors & Fragrances	10,335		615,759
International Paper	59,311		2,154,176
LyondellBasell Industries, Cl. A	46,060		2,379,460
MeadWestvaco	22,877		700,036
Monsanto	72,432		6,592,761
Mosaic	39,507		2,275,998
Newmont Mining	66,833		3,743,316
Nucor	43,351		1,658,609
Owens-Illinois	22,187	a	416,228
PPG Industries	20,442		2,347,559
Praxair	40,336		4,190,104
Sealed Air	26,589		411,066
Sherwin-Williams	11,374		1,693,702
Sigma-Aldrich	16,463		1,184,842
Titanium Metals	12,570	b	161,273
United States Steel	19,606	b	373,886
Vulcan Materials	17,780		840,994
			61,291,503
Media--3.5%
Cablevision Systems (NY Group),
Cl. A	26,917		426,634
CBS, Cl. B	81,010		2,943,093
Comcast, Cl. A	362,567		12,969,022
DIRECTV	85,413	a	4,480,766
Discovery Communications, Cl. A	33,620	a	2,004,761
Gannett	33,440		593,560
Interpublic Group of Cos.	63,291		703,796
McGraw-Hill	37,348		2,038,827
News, Cl. A	276,940		6,793,338

Omnicom Group	36,668		1,890,602
Scripps Networks Interactive, Cl.
A	11,766		720,432
Time Warner	129,063		5,850,426
Time Warner Cable	41,669		3,961,055
Viacom, Cl. B	64,449		3,453,822
Walt Disney	243,938		12,753,079
Washington Post, Cl. B	710	b	257,751
			61,840,964
Pharmaceuticals, Biotech & Life Sciences--8.1%
Abbott Laboratories	212,557		14,572,908
Agilent Technologies	47,409		1,822,876
Alexion Pharmaceuticals	25,935	a	2,966,964
Allergan	41,807		3,828,685
Amgen	105,221		8,872,235
Biogen Idec	32,251	a	4,812,817
Bristol-Myers Squibb	228,533		7,712,989
Celgene	59,310	a	4,531,284
Eli Lilly & Co.	138,121		6,548,317
Forest Laboratories	31,825	a	1,133,288
Gilead Sciences	102,392	a	6,791,661
Hospira	21,233	a	696,867
Johnson & Johnson	374,845	b	25,830,569
Life Technologies	23,827	a	1,164,664
Merck & Co.	414,079		18,674,963
Mylan	57,557	a	1,404,391
PerkinElmer	14,978		441,402
Perrigo	11,960		1,389,393
Pfizer	1,015,680		25,239,648
Thermo Fisher Scientific	49,325		2,901,790
Waters	11,894	a	991,127
Watson Pharmaceuticals	17,661	a	1,504,011
			143,832,849
Real Estate--2.1%
American Tower	53,713		3,834,571
Apartment Investment & Management,
Cl. A	19,722	c	512,575
AvalonBay Communities	12,995	c	1,767,190

Boston Properties	20,089	c	2,222,044
CBRE Group, Cl. A	41,107	a	756,780
Equity Residential	40,824	c	2,348,605
HCP	58,375	c	2,596,520
Health Care REIT	34,600	c	1,998,150
Host Hotels & Resorts	98,163	c	1,575,516
Kimco Realty	54,312	c	1,100,904
Plum Creek Timber	22,426	c	983,156
ProLogis	62,612	c	2,193,298
Public Storage	19,371	c	2,695,862
Simon Property Group	40,985	c	6,221,933
Ventas	39,527	c	2,460,556
Vornado Realty Trust	23,010	c	1,864,961
Weyerhaeuser	73,766	c	1,928,243
			37,060,864
Retailing--4.0%
Abercrombie & Fitch, Cl. A	11,988		406,633
Amazon.com	48,963	a	12,452,270
AutoNation	4,721	a,b	206,166
AutoZone	5,061	a	1,870,900
Bed Bath & Beyond	31,875	a	2,008,125
Best Buy	37,813	b	650,005
Big Lots	8,410	a	248,768
CarMax	31,714	a	897,506
Dollar Tree	31,428	a	1,517,187
Expedia	11,971		692,403
Family Dollar Stores	13,215		876,155
GameStop, Cl. A	18,872	b	396,312
Gap	40,587		1,452,203
Genuine Parts	20,478		1,249,772
Home Depot	205,016		12,376,816
J.C. Penney	20,198	b	490,609
Kohl's	29,381		1,504,895
Limited Brands	33,548		1,652,574
Lowe's	155,147		4,691,645
Macy's	55,766		2,097,917
Netflix	7,217	a,b	392,893
Nordstrom	20,786		1,146,971

O'Reilly Automotive	16,176	a	1,352,637
Priceline.com	6,734	a	4,166,528
Ross Stores	30,734		1,985,416
Staples	93,132	b	1,072,881
Target	89,441		5,676,820
Tiffany & Co.	16,201		1,002,518
TJX	100,236		4,489,570
TripAdvisor	13,824	a	455,224
Urban Outfitters	15,477	a	581,316
			70,061,635
Semiconductors & Semiconductor Equipment--2.0%
Advanced Micro Devices	82,112	a,b	276,717
Altera	44,214		1,502,613
Analog Devices	39,273		1,539,109
Applied Materials	168,337		1,879,483
Broadcom, Cl. A	69,859	a	2,415,724
First Solar	7,628	a,b	168,922
Intel	679,584		15,412,965
KLA-Tencor	22,841		1,089,630
Lam Research	24,812	a,b	788,649
Linear Technology	30,561		973,368
LSI	75,504	a	521,733
Microchip Technology	26,011	b	851,600
Micron Technology	138,381	a	828,210
NVIDIA	82,627	a	1,102,244
Teradyne	24,552	a	349,129
Texas Instruments	154,834		4,265,677
Xilinx	35,039		1,170,653
			35,136,426
Software & Services--9.6%
Accenture, Cl. A	86,337		6,046,180
Adobe Systems	67,074	a	2,177,222
Akamai Technologies	24,722	a	945,864
Autodesk	29,599	a	987,719
Automatic Data Processing	66,252		3,886,342
BMC Software	19,979	a	828,929
CA	47,840		1,232,598
Citrix Systems	24,955	a	1,910,804

Cognizant Technology Solutions,
Cl. A	40,932	a	2,861,965
Computer Sciences	21,610		696,058
eBay	157,663	a	7,632,466
Electronic Arts	46,783	a	593,676
Fidelity National Information
Services	33,997		1,061,386
Fiserv	18,558	a	1,373,849
Google, Cl. A	35,899	a	27,085,796
International Business Machines	146,180		30,325,041
Intuit	37,561		2,211,592
MasterCard, Cl. A	14,591		6,587,545
Microsoft	1,025,635		30,543,410
Oracle	517,954		16,310,371
Paychex	43,587		1,451,011
Red Hat	26,641	a	1,516,939
SAIC	37,552		452,126
Salesforce.com	17,402	a	2,657,111
Symantec	98,049	a	1,764,882
Teradata	22,910	a	1,727,643
Total System Services	20,172		478,076
VeriSign	22,197	a	1,080,772
Visa, Cl. A	71,002		9,534,149
Western Union	83,211		1,516,104
Yahoo!	141,979	a	2,268,115
			169,745,741
Technology Hardware & Equipment--8.3%
Amphenol, Cl. A	21,429		1,261,740
Apple	127,420		85,022,269
Cisco Systems	724,802		13,836,470
Corning	205,264		2,699,222
Dell	201,237		1,984,197
EMC	283,569	a	7,732,927
F5 Networks	10,419	a	1,090,869
FLIR Systems	22,461		448,658
Harris	15,059		771,322
Hewlett-Packard	267,418		4,562,151
Jabil Circuit	24,327		455,401

JDS Uniphase	31,303	a	387,688
Juniper Networks	70,645	a	1,208,736
Molex	19,018	b	499,793
Motorola Solutions	39,583		2,000,921
NetApp	48,862	a	1,606,583
QUALCOMM	231,529		14,468,247
SanDisk	33,020	a	1,434,059
Seagate Technology	48,111		1,491,441
TE Connectivity	57,400		1,952,174
Western Digital	30,278		1,172,667
Xerox	175,188		1,285,880
			147,373,415
Telecommunication Services--3.3%
AT&T	784,592		29,579,118
CenturyLink	83,616		3,378,086
Crown Castle International	39,748	a	2,547,847
Frontier Communications	135,514	b	664,019
MetroPCS Communications	42,878	a	502,101
Sprint Nextel	418,106	a	2,307,945
Verizon Communications	387,339		17,651,038
Windstream	80,533	b	814,189
			57,444,343
Transportation--1.5%
C.H. Robinson Worldwide	22,149		1,296,824
CSX	142,006		2,946,624
Expeditors International of
Washington	28,782		1,046,514
FedEx	39,739		3,362,714
Norfolk Southern	43,461		2,765,423
Ryder System	6,897		269,397
Southwest Airlines	101,115		886,779
Union Pacific	64,386		7,642,618
United Parcel Service, Cl. B	100,165		7,168,809
			27,385,702
Utilities--3.5%
AES	83,991		921,381
AGL Resources	16,031		655,828
Ameren	33,246		1,086,147

American Electric Power	65,855		2,893,669
CenterPoint Energy	57,365		1,221,874
CMS Energy	35,654		839,652
Consolidated Edison	38,918		2,330,799
Dominion Resources	77,010		4,076,909
DTE Energy	22,870		1,370,828
Duke Energy	95,090		6,161,832
Edison International	44,705		2,042,571
Entergy	23,992		1,662,646
Exelon	115,035		4,092,945
FirstEnergy	57,041		2,515,508
Integrys Energy Group	9,923		517,981
NextEra Energy	57,464		4,041,443
NiSource	37,374		952,290
Northeast Utilities	42,468		1,623,552
NRG Energy	28,648		612,781
ONEOK	27,862		1,346,013
Pepco Holdings	31,659	b	598,355
PG&E	57,027		2,433,342
Pinnacle West Capital	14,687		775,474
PPL	77,967		2,264,941
Public Service Enterprise Group	67,146		2,160,758
SCANA	17,807	b	859,544
Sempra Energy	30,587		1,972,556
Southern	118,926		5,481,299
TECO Energy	27,160		481,818
Wisconsin Energy	32,068		1,208,002
Xcel Energy	66,376		1,839,279
			61,042,017
Total Common Stocks
(cost $1,127,995,267)			1,751,103,644
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.10%, 12/20/12
(cost $889,805)	890,000	[d]	889,842

Other Investment--.7%	Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $13,095,829)	13,095,829 [e]	13,095,829
Investment of Cash Collateral for
Securities Loaned--2.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $40,137,609)	40,137,609 [e]	40,137,609
Total Investments (cost $1,182,118,510)	102.3%	1,805,226,924
Liabilities, Less Cash and Receivables	(2.3%)	(39,647,743)
Net Assets	100.0%	1,765,579,181

REIT-Real Estate Investment Trust

a Non-income producing security.
b Security, or portion thereof, on loan. At September 30, 2012, the value of the fund's securities on loan was $39,657,259 and the value of the collateral held by the fund was $41,054,024, consisting of cash collateral of $40,137,609 and U.S. Government
& Agency securities valued at $916,415.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures positions.
e Investment in affiliated money market mutual fund.

At September, 30, 2012, net unrealized appreciation on investments was $623,108,414 of which $787,666,727 related to appreciated investment securities and $164,558,313 related to depreciated investment securities. At September 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Energy	11.2
Software & Services	9.6
Technology Hardware & Equipment	8.3
Pharmaceuticals, Biotech & Life Sciences	8.1
Capital Goods	7.7
Food, Beverage & Tobacco	6.0
Diversified Financials	5.7
Retailing	4.0
Health Care Equipment & Services	3.8

Insurance	3.8
Materials	3.5
Media	3.5
Utilities	3.5
Telecommunication Services	3.3
Short-Term/Money Market Investments	3.1
Banks	2.9
Food & Staples Retailing	2.4
Household & Personal Products	2.3
Real Estate	2.1
Semiconductors & Semiconductor Equipment	2.0
Consumer Services	1.9
Transportation	1.5
Consumer Durables & Apparel	1.0
Automobiles & Components	.6
Commercial & Professional Services	.5
102.3
† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
September 30, 2012 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2012	($)
Financial Futures Long
Standard & Poor's 500 E-mini	219	15,704,490	December 2012	(168,092)

The following is a summary of the inputs used as of September 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	1,749,400,444	-	-	1,749,400,444
Equity Securities - Foreign+	1,703,200	-	-	1,703,200
Mutual Funds	53,233,438	-	-	53,233,438
U.S. Treasury	-	889,842	-	889,842
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(168,092)	-	-	(168,092)
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended September 30, 2012 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 20, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	November 20, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)